Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Recent Accounting Pronouncements

Note 8 - Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its EITF), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

7 - Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its EITF), the AICPA, and the SEC did not or are not believed by management to have a material effect on the Company’s present or future financial statements.